Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of exceptional items [line items]
Funding provided during the period	$ (2,422)
Samarco dam failure one [Member]
Disclosure of exceptional items [line items]
Change in estimate	540	$ 3,700	$ (33)
Exchange translation	119	(867)	289
Funding provided during the period		(125)
Utilisation	$ (1,773)	$ (515)	$ (448)